Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	May 03, 2016	Apr. 30, 2016	Jan. 29, 2016	Feb. 28, 2015	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Warrants to purchase additional shares					$ 7,375
Adjustments to Additional Paid in Capital, Warrant Issued						$ 17
Adjustments to Additional Paid in Capital, Warrant Canceled					$ 3,036
Series AB Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price			$ 1.25
Remaining life of warrants					0 years
Number of warrants to acquire shares of common stock			16,000,000
Term of year from the date of issuance			1 year
Fair value of the warrant			$ 4,000
Pricing Model					Black-Scholes
Series AB Preferred Stock Warrant [Member] | CRG [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase additional shares		$ 7,400			$ 7,400
Adjustments to Additional Paid in Capital, Warrant Issued					$ 1,600
Adjustments to Additional Paid in Capital, Warrant Canceled	$ 3,000
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares					10,390
Exercise price					$ 40.00
Remaining life of warrants					4 years 3 months 18 days
Fair value of the warrant	$ 300				$ 200	$ 0
Pricing Model					Black-Scholes
Term of warrants					5 years
Warrants [Member] | Series AB Preferred Stock Warrant [Member] | CRG [Member]
Class of Warrant or Right [Line Items]
Share of AB Preferred Stock that could be acquired by warrants		5,900,000			5,900,000
Common Stock [Member]
Class of Warrant or Right [Line Items]
Share of AB Preferred Stock that could be acquired by warrants						203,967
Common Stock [Member] | Series AB Preferred Stock Warrant [Member] | CRG [Member]
Class of Warrant or Right [Line Items]
Number of shares issued upon conversion					175,934
Series D Preferred Stock [Member] | Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares				3,750
Exercise price				$ 10.00
Remaining life of warrants				9 years 1 month 28 days